PIMCO Funds

Supplement dated December 8, 2022 to the Statement of Additional Information (the “SAI”)

dated August 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Diversified Income Fund and PIMCO Low Duration Income Fund (each, a “Fund” and together, the “Funds”)

Effective December 6, 2022, the PIMCO Diversified Income Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Alfred Murata, Regina Borromeo, Sonali Pier and Charles Watford.

Effective December 6, 2022, the PIMCO Low Duration Income Fund’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Joshua Anderson and Alfred Murata.

Accordingly, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Borromeo[11]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00
Watford[56]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	7	$1,149.05	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[11]	Effective December 6, 2022, Ms. Borromeo co-manages the PIMCO Diversified Income Fund ($4,696.3 million). Information for Ms. Borromeo is as of October 31, 2022.

[56]	Effective December 6, 2022, Mr. Watford co-manages the PIMCO Diversified Income Fund ($4,696.3 million). Information for Mr. Watford is as of October 31, 2022.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective December 6, 2022, the PIMCO Diversified Income Fund is jointly and primarily managed by Daniel J. Ivascyn, Alfred Murata, Regina Borromeo, Sonali Pier and Charles Watford and the PIMCO Low Duration Income Fund is jointly and primarily managed by Daniel J. Ivascyn, Joshua Anderson and Alfred Murata.

In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and corresponding changes are made to such table and accompanying footnotes:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Borromeo[1]	PIMCO Diversified Income	None
Watford[3]	PIMCO Diversified Income	None

[1]	Effective December 6, 2022, Ms. Borromeo co-manages the PIMCO Diversified Income Fund. Information for Ms. Borromeo is as of December 8, 2022.

[3]	Effective December 6, 2022, Mr. Watford co-manages the PIMCO Diversified Income Fund. Information for Mr. Watford is as of December 8, 2022.

Investors Should Retain This Supplement for Future Reference

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